Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Cash held in the Trust Account	$ 935,115	$ 1,764,324
Investments held in Trust Account	258,801,400	258,749,858
Liabilities:
Derivative warrant liabilities		22,415,255
Level 1 | Recurring
Assets:
Investments held in Trust Account	258,801,400	258,749,858
Liabilities:
Derivative warrant liabilities	15,266,250	258,749,858
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	15,266,250
Level 2 | Recurring
Liabilities:
Derivative warrant liabilities	6,593,250
Level 2 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	$ 6,593,250
Level 3 | Recurring
Liabilities:
Derivative warrant liabilities		22,415,255
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities		15,654,375
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities		$ 6,760,880